Capital Management and Solvency - Schedule of Total Distributable Items (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Distributable items
Equity attributable to shareholders based on IFRS as adopted by the EU	€ 19,543	€ 20,573
Non-distributable items:
Share capital	(322)	(322)
Statutory reserves	(5,915)	(6,502)
At December 31	13,307	13,749
In accordance with IFR5-EU [member]
Distributable items
Equity attributable to shareholders based on IFRS as adopted by the EU	€ 19,543	€ 20,573